Vanguard® U.S. Value Factor ETF
Schedule of Investments (unaudited)
As of August 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Basic Materials (4.5%)
	Newmont Corp. (XNYS)	65,642	4,884
	Commercial Metals Co.	29,473	1,700
	Ashland Inc.	29,079	1,633
	Celanese Corp.	32,647	1,555
	Mosaic Co.	43,872	1,465
	LyondellBasell Industries NV Class A	25,860	1,457
	Freeport-McMoRan Inc.	32,547	1,445
	Mativ Holdings Inc.	112,432	1,413
	Alcoa Corp.	38,324	1,234
	CF Industries Holdings Inc.	13,661	1,183
	Koppers Holdings Inc.	40,683	1,179
	Nucor Corp.	7,329	1,090
	FMC Corp.	27,753	1,085
	Timken Co.	13,355	1,031
*	Constellium SE	61,903	897
*	Ecovyst Inc.	93,002	845
	Orion SA	75,380	795
*	Rayonier Advanced Materials Inc.	132,053	736
	AdvanSix Inc.	33,962	729
	Olympic Steel Inc.	20,877	704
	Eastman Chemical Co.	9,782	688
	Olin Corp.	25,782	610
	Minerals Technologies Inc.	8,135	532
	Ferroglobe plc	103,526	433
	Ryerson Holding Corp.	18,463	421
*	Magnera Corp.	32,149	399
*	SSR Mining Inc. (XTSE)	17,688	342
	Reliance Inc.	1,102	326
	Tronox Holdings plc	69,168	296
	Cabot Corp.	2,176	177
	Sylvamo Corp.	3,093	143
			31,427
Consumer Discretionary (14.9%)
	General Motors Co.	86,451	5,065
	Target Corp.	46,178	4,432
	Walt Disney Co.	36,836	4,361
	BorgWarner Inc. (XNYS)	72,949	3,119
*	United Airlines Holdings Inc.	26,146	2,745
*	Aptiv plc	31,258	2,486
	Ford Motor Co.	196,785	2,316
*	Abercrombie & Fitch Co. Class A	23,077	2,158
	Lear Corp.	19,360	2,130
	DR Horton Inc.	12,140	2,058
	Travel & Leisure Co.	29,128	1,841
*	Tri Pointe Homes Inc.	50,831	1,796
	Lennar Corp. Class A	12,338	1,643
*	Victoria's Secret & Co.	68,375	1,574
	Lithia Motors Inc.	4,530	1,525
	Boyd Gaming Corp.	17,183	1,475
*	Adient plc	59,448	1,474
	Delta Air Lines Inc.	23,796	1,470
	Leggett & Platt Inc.	149,052	1,432
*	Genesco Inc.	44,332	1,418
	Group 1 Automotive Inc.	3,043	1,414
*	Caesars Entertainment Inc.	52,210	1,398
*	ODP Corp.	68,585	1,390
	Century Communities Inc.	20,827	1,372
	Gap Inc.	61,623	1,356
	U-Haul Holding Co.	25,597	1,337

		Shares	Market Value ($000)
*	Norwegian Cruise Line Holdings Ltd.	51,059	1,268
	LKQ Corp.	38,352	1,251
*	Asbury Automotive Group Inc.	4,867	1,224
*	Central Garden & Pet Co. Class A	36,414	1,203
*	Mattel Inc.	63,623	1,164
	Standard Motor Products Inc.	29,717	1,153
*	G-III Apparel Group Ltd.	41,527	1,121
*	Sun Country Airlines Holdings Inc.	84,347	1,118
	Phinia Inc.	18,790	1,099
	Dine Brands Global Inc.	44,518	1,066
*	MarineMax Inc.	39,171	1,032
*	Fox Factory Holding Corp.	35,374	1,023
	Gray Media Inc.	165,259	1,013
*	AMC Networks Inc. Class A	141,592	1,000
	Harley-Davidson Inc.	33,393	972
	Bath & Body Works Inc.	33,292	972
*	Goodyear Tire & Rubber Co.	113,991	967
*	Topgolf Callaway Brands Corp.	100,879	964
	Newell Brands Inc.	146,525	867
*	M/I Homes Inc.	5,788	852
*	Lyft Inc. Class A	51,078	829
	Ethan Allen Interiors Inc.	27,590	814
	MillerKnoll Inc.	38,462	812
	Scholastic Corp.	31,597	811
	Marriott Vacations Worldwide Corp.	10,331	807
	Haverty Furniture Cos. Inc.	35,639	804
*	Alaska Air Group Inc.	12,696	797
	Lowe's Cos. Inc.	3,052	788
	Upbound Group Inc.	31,020	788
*	Under Armour Inc. Class C	157,119	773
*	Sabre Corp.	426,619	764
	H&R Block Inc.	15,001	755
*	Petco Health & Wellness Co. Inc.	187,319	747
	Playtika Holding Corp.	196,189	728
	Wynn Resorts Ltd.	5,721	725
*	Helen of Troy Ltd.	28,555	701
	Bloomin' Brands Inc.	92,598	681
	Dick's Sporting Goods Inc.	3,094	658
	Carter's Inc.	22,689	648
	KB Home	10,055	639
*	Capri Holdings Ltd.	30,492	628
*	Zumiez Inc.	35,479	610
*	Gentherm Inc.	16,569	609
*	Etsy Inc.	10,760	570
*	Funko Inc. Class A	159,963	554
	Dollar General Corp.	5,018	546
*	America's Car-Mart Inc.	10,923	489
	A-Mark Precious Metals Inc.	20,696	485
	Movado Group Inc.	25,863	473
*	Beazer Homes USA Inc.	18,356	462
*	Cars.com Inc.	35,180	459
*	MGM Resorts International	11,450	454
*	American Public Education Inc.	14,728	445
*	Gannett Co. Inc.	102,865	423
	Camping World Holdings Inc. Class A	23,293	408
	Fox Corp. Class B	7,338	400
*	Penn Entertainment Inc.	17,837	361
*	Udemy Inc.	48,401	332
	PulteGroup Inc.	2,377	314
	Sonic Automotive Inc. Class A	3,788	311
	LCI Industries	2,587	273
*	Sonos Inc.	18,902	263
*	Stitch Fix Inc. Class A	49,576	262
*	CarMax Inc.	4,144	254
*	Gambling.com Group Ltd.	26,929	235
	Best Buy Co. Inc.	3,076	227
*	Taylor Morrison Home Corp.	3,355	226
*	European Wax Center Inc. Class A	52,694	226
	Gentex Corp.	7,808	219
	RCI Hospitality Holdings Inc.	5,875	219

		Shares	Market Value ($000)
	Penske Automotive Group Inc.	1,160	214
*	Corsair Gaming Inc.	23,480	210
*	Citi Trends Inc.	5,476	195
	Nexstar Media Group Inc.	941	192
*	Dollar Tree Inc.	1,673	183
*	Coty Inc. Class A	37,781	162
*	El Pollo Loco Holdings Inc.	15,107	161
*	Light & Wonder Inc.	1,520	141
*	Carnival Corp.	4,367	139
	Sinclair Inc.	9,446	137
*	Warner Bros Discovery Inc.	11,312	132
			104,786
Consumer Staples (6.8%)
	CVS Health Corp.	89,749	6,565
	Altria Group Inc.	62,749	4,217
	McKesson Corp.	4,910	3,371
	Kroger Co.	31,528	2,139
*	Post Holdings Inc.	17,875	2,023
	Seaboard Corp.	500	1,985
	J M Smucker Co.	16,878	1,865
	Ingles Markets Inc. Class A	25,362	1,717
	Nu Skin Enterprises Inc. Class A	133,733	1,627
	Ingredion Inc.	11,685	1,514
	Albertsons Cos. Inc. Class A	73,484	1,430
	Dole plc	89,544	1,318
*	Darling Ingredients Inc.	38,136	1,295
*	Herbalife Ltd.	131,632	1,287
	Fresh Del Monte Produce Inc.	34,984	1,269
	Archer-Daniels-Midland Co.	19,847	1,243
	Tyson Foods Inc. Class A	21,346	1,212
	Mondelez International Inc. Class A	19,694	1,210
	Conagra Brands Inc.	60,272	1,153
*	United Natural Foods Inc.	38,609	1,092
	Andersons Inc.	25,598	1,047
	Edgewell Personal Care Co.	43,203	1,038
	Weis Markets Inc.	12,913	925
*	TreeHouse Foods Inc.	42,421	778
	Kraft Heinz Co.	26,521	742
*	USANA Health Sciences Inc.	19,337	617
*	Seneca Foods Corp. Class A	4,690	531
	MGP Ingredients Inc.	16,123	477
	ACCO Brands Corp.	112,491	452
	PepsiCo Inc.	2,969	441
	Spectrum Brands Holdings Inc.	6,818	389
*	Hain Celestial Group Inc.	202,039	364
	Bunge Global SA	3,388	285
			47,618
Energy (11.2%)
	EOG Resources Inc.	50,071	6,250
	ConocoPhillips	54,102	5,354
	Exxon Mobil Corp.	44,873	5,128
	Chevron Corp.	29,285	4,703
	Phillips 66	32,706	4,369
	ONEOK Inc.	53,229	4,066
	Schlumberger NV	107,569	3,963
	Marathon Petroleum Corp.	19,593	3,521
	Diamondback Energy Inc.	14,376	2,139
	Ovintiv Inc. (XNYS)	45,910	1,934
	Weatherford International plc	28,042	1,786
	Chord Energy Corp.	15,804	1,737
	Matador Resources Co.	34,241	1,724
	Coterra Energy Inc.	67,963	1,661
*	Expro Group Holdings NV	126,134	1,573
	Valero Energy Corp.	9,696	1,474
	Permian Resources Corp.	102,043	1,458
	Halliburton Co.	64,081	1,456
	Devon Energy Corp.	38,273	1,382
	NOV Inc.	99,446	1,322
	Civitas Resources Inc.	32,309	1,188

		Shares	Market Value ($000)
*	Antero Resources Corp.	34,449	1,100
	Kinder Morgan Inc.	40,604	1,095
	SM Energy Co.	37,480	1,070
	Crescent Energy Co. Class A	110,168	1,051
	Peabody Energy Corp.	58,345	1,015
*	Helix Energy Solutions Group Inc.	153,121	1,009
	Expand Energy Corp.	10,317	998
*	Oil States International Inc.	177,249	993
	Riley Exploration Permian Inc.	32,419	949
*	Talos Energy Inc.	83,193	822
	EQT Corp.	15,308	794
	Range Resources Corp.	22,423	768
	HF Sinclair Corp.	14,515	738
*	Bristow Group Inc.	19,138	737
*	Kosmos Energy Ltd.	395,064	707
	World Kinect Corp.	25,583	686
	Helmerich & Payne Inc.	32,778	685
	SandRidge Energy Inc.	54,466	645
*	ProPetro Holding Corp.	122,033	622
	Berry Corp.	178,147	595
*	Alpha Metallurgical Resources Inc.	3,813	569
	Diversified Energy Co. plc	27,546	454
*	Gulfport Energy Corp.	2,475	431
	Select Water Solutions Inc.	48,072	410
	Liberty Energy Inc.	29,218	329
	Patterson-UTI Energy Inc.	55,825	324
	Cheniere Energy Inc.	1,251	302
	SunCoke Energy Inc.	38,416	297
	Granite Ridge Resources Inc.	50,651	282
	VAALCO Energy Inc.	52,555	204
*	Enphase Energy Inc.	3,847	145
			79,014
Financials (23.3%)
	US Bancorp	119,085	5,815
	Truist Financial Corp.	120,104	5,623
	Chubb Ltd.	14,981	4,121
	Travelers Cos. Inc.	12,648	3,434
	Aflac Inc.	31,977	3,417
	American International Group Inc.	41,661	3,388
	Wells Fargo & Co.	39,140	3,217
	Webster Financial Corp.	49,726	3,094
	PNC Financial Services Group Inc.	14,624	3,034
	MetLife Inc.	34,930	2,842
	Jackson Financial Inc. Class A	28,574	2,823
	Columbia Banking System Inc.	87,968	2,355
	Bank of America Corp.	43,420	2,203
	Bank of New York Mellon Corp.	20,424	2,157
	Prudential Financial Inc.	18,680	2,048
	Bread Financial Holdings Inc.	29,388	1,945
	FNB Corp.	115,648	1,930
	Bank OZK	36,471	1,914
	S&T Bancorp Inc.	45,281	1,789
	First Financial Bancorp	67,521	1,788
	Invesco Ltd.	79,511	1,740
	Enterprise Financial Services Corp.	27,431	1,680
	Allstate Corp.	8,033	1,634
*	Genworth Financial Inc.	190,495	1,633
	Western Alliance Bancorp	17,950	1,607
	Cadence Bank	42,355	1,594
	WaFd Inc.	49,912	1,570
	Old National Bancorp	66,606	1,525
	Essent Group Ltd.	23,449	1,471
	Associated Banc-Corp.	54,480	1,469
	Valley National Bancorp	139,983	1,464
	Franklin Resources Inc.	53,781	1,380
	Citizens Financial Group Inc.	26,360	1,378
	Zions Bancorp NA	23,413	1,358
*	Brighthouse Financial Inc.	27,977	1,322
	OceanFirst Financial Corp.	71,675	1,318

		Shares	Market Value ($000)
	Ally Financial Inc.	32,018	1,314
	First American Financial Corp.	19,441	1,283
	Regions Financial Corp.	45,937	1,258
	Banc of California Inc.	69,379	1,174
	Arch Capital Group Ltd.	12,800	1,172
*	Customers Bancorp Inc.	16,235	1,164
	Hancock Whitney Corp.	18,402	1,158
	SouthState Corp.	11,269	1,150
	Peoples Bancorp Inc.	36,759	1,137
	Lincoln National Corp.	26,300	1,129
*	Hamilton Insurance Group Ltd. Class B	46,881	1,118
	Globe Life Inc.	7,939	1,111
	UMB Financial Corp.	9,074	1,106
	First Busey Corp.	43,407	1,072
	M&T Bank Corp.	5,308	1,070
	Renasant Corp.	26,601	1,041
	Everest Group Ltd.	3,020	1,032
*	LendingClub Corp.	60,022	1,031
	First Commonwealth Financial Corp.	57,782	1,026
	WesBanco Inc.	30,352	996
	Home BancShares Inc.	32,739	974
	Navient Corp.	69,895	958
	Jefferies Financial Group Inc.	14,490	940
	Dime Community Bancshares Inc.	30,487	938
	First Citizens BancShares Inc. Class A	472	936
	Axis Capital Holdings Ltd.	9,492	936
	Hope Bancorp Inc.	81,665	909
*	LendingTree Inc.	13,108	891
	Cathay General Bancorp	17,763	887
*	Berkshire Hathaway Inc. Class B	1,753	882
	Fidelis Insurance Holdings Ltd.	50,408	881
	Bank of NT Butterfield & Son Ltd.	19,253	869
	Provident Financial Services Inc.	43,585	865
	Fulton Financial Corp.	43,928	864
	Trustmark Corp.	21,301	858
	RenaissanceRe Holdings Ltd.	3,501	851
*	SiriusPoint Ltd.	45,307	848
	Metropolitan Bank Holding Corp.	10,123	804
	ConnectOne Bancorp Inc.	30,164	772
	Old Republic International Corp.	18,819	752
	Pinnacle Financial Partners Inc.	7,739	752
	Eagle Bancorp Inc.	38,640	750
*	PRA Group Inc.	43,589	745
	Prosperity Bancshares Inc.	10,327	714
	Wintrust Financial Corp.	5,135	705
	Assured Guaranty Ltd.	8,380	689
	TriCo Bancshares	15,156	688
	Independent Bank Corp. (XNGS)	9,520	681
	Byline Bancorp Inc.	23,370	676
	Live Oak Bancshares Inc.	17,348	671
	Merchants Bancorp	19,976	648
	Apollo Global Management Inc.	4,723	643
	Eastern Bankshares Inc.	36,873	631
	First Interstate BancSystem Inc. Class A	19,253	630
	Berkshire Hills Bancorp Inc.	23,664	618
	Burford Capital Ltd.	43,756	613
	Affiliated Managers Group Inc.	2,668	600
	Comerica Inc.	8,310	587
*	Encore Capital Group Inc.	13,856	580
	OneMain Holdings Inc.	9,275	574
	White Mountains Insurance Group Ltd.	312	571
	Corebridge Financial Inc.	16,302	567
	Preferred Bank	5,982	565
	Amalgamated Financial Corp.	19,557	565
	Origin Bancorp Inc.	14,464	563
*	First Foundation Inc.	90,992	541
	Old Second Bancorp Inc.	29,304	541
	Heritage Financial Corp.	21,991	537
	Hanmi Financial Corp.	21,201	533
	Amerant Bancorp Inc.	24,159	519

		Shares	Market Value ($000)
	Hanover Insurance Group Inc.	2,905	504
	Fidelity National Financial Inc.	8,290	496
	Reinsurance Group of America Inc.	2,540	495
	Ameris Bancorp	6,730	493
	XP Inc. Class A	27,127	492
	Unum Group	7,014	490
	Kearny Financial Corp.	70,802	478
	Enact Holdings Inc.	12,613	475
	Principal Financial Group Inc.	5,813	468
	First Merchants Corp.	11,250	467
	Flushing Financial Corp.	32,180	443
	WSFS Financial Corp.	7,566	441
	Voya Financial Inc.	5,815	437
	Popular Inc.	3,386	425
	Peapack-Gladstone Financial Corp.	14,508	421
	Radian Group Inc.	12,046	420
	Capitol Federal Financial Inc.	62,974	408
	Northwest Bancshares Inc.	32,204	407
*	Heritage Insurance Holdings Inc.	17,577	400
	United Community Banks Inc.	11,737	392
	Orrstown Financial Services Inc.	11,192	390
	Citigroup Inc.	3,877	374
	Northeast Bank	3,353	371
	QCR Holdings Inc.	4,583	359
	NB Bancorp Inc.	18,940	358
	Financial Institutions Inc.	12,622	349
	First Horizon Corp.	14,743	333
	Central Pacific Financial Corp.	10,563	331
	F&G Annuities & Life Inc.	9,278	321
	Banner Corp.	4,696	315
	MidWestOne Financial Group Inc.	10,311	312
	Heritage Commerce Corp.	30,116	311
	Cullen / Frost Bankers Inc.	2,331	301
	Univest Financial Corp.	9,383	297
	Horizon Bancorp Inc.	16,885	285
	OFG Bancorp	6,378	285
	Banco Latinoamericano de Comercio Exterior SA	6,181	285
	Towne Bank	7,753	284
	BOK Financial Corp.	2,537	283
	Selective Insurance Group Inc.	3,563	279
	MGIC Investment Corp.	9,577	267
	FB Financial Corp.	4,896	263
	Progressive Corp.	1,038	256
	First Bancorp / Southern Pines NC	4,668	255
	United Bankshares Inc.	6,583	252
	Morgan Stanley	1,662	250
	Northrim BanCorp Inc.	2,575	242
*	Firstsun Capital Bancorp	6,310	240
	Atlantic Union Bankshares Corp.	6,613	236
*	Liberty Broadband Corp. Class C	3,722	227
	Blackrock Inc.	192	216
	Washington Trust Bancorp Inc.	7,094	215
	National Bank Holdings Corp. Class A	5,315	208
	State Street Corp.	1,803	207
	United Fire Group Inc.	6,740	207
	Stellar Bancorp Inc.	6,205	192
	Janus Henderson Group plc	4,246	188
	Ameriprise Financial Inc.	342	176
	Community Trust Bancorp Inc.	2,827	165
	Equity Bancshares Inc. Class A	4,018	163
	Tompkins Financial Corp.	2,260	159
*	NMI Holdings Inc.	3,988	157
	First Financial Corp.	2,587	153
	Burke & Herbert Financial Services Corp.	2,325	148
	East West Bancorp Inc.	1,375	145
	1st Source Corp.	2,216	143
	NBT Bancorp Inc.	3,181	141
	Universal Insurance Holdings Inc.	5,800	141
	Southside Bancshares Inc.	4,457	139
	Virtus Investment Partners Inc.	691	139

		Shares	Market Value ($000)
	NewtekOne Inc.	11,178	138
			163,437
Health Care (14.3%)
	Bristol-Myers Squibb Co.	116,932	5,517
	Pfizer Inc.	212,472	5,261
	Regeneron Pharmaceuticals Inc.	8,325	4,834
	Johnson & Johnson	26,258	4,652
	Cigna Group	15,302	4,604
	Medtronic plc	49,494	4,594
	Gilead Sciences Inc.	39,076	4,414
	Elevance Health Inc.	11,990	3,821
	UnitedHealth Group Inc.	11,746	3,640
	Becton Dickinson & Co.	18,702	3,609
	HCA Healthcare Inc.	8,808	3,558
	Merck & Co. Inc.	41,240	3,469
	Royalty Pharma plc Class A	70,618	2,541
*	Biogen Inc.	15,664	2,071
	Viatris Inc.	194,425	2,051
*	Jazz Pharmaceuticals plc	14,581	1,863
	DENTSPLY SIRONA Inc.	128,771	1,841
*	Elanco Animal Health Inc. (XNYS)	86,511	1,587
	AbbVie Inc.	7,498	1,578
	Humana Inc.	4,905	1,489
	Universal Health Services Inc. Class B	8,156	1,481
*	Centene Corp.	50,967	1,480
*	Illumina Inc.	14,697	1,469
*	Acadia Healthcare Co. Inc.	58,527	1,344
*	Incyte Corp.	15,647	1,324
*	Teladoc Health Inc.	161,987	1,252
	Perrigo Co. plc	49,238	1,169
*	Tenet Healthcare Corp.	6,181	1,139
*	Charles River Laboratories International Inc.	6,947	1,135
*	Avanos Medical Inc.	95,000	1,134
	Embecta Corp.	74,186	1,074
	Amgen Inc.	3,608	1,038
	Zimmer Biomet Holdings Inc.	9,657	1,025
	Bruker Corp.	27,955	950
	Organon & Co.	96,981	914
*	Ironwood Pharmaceuticals Inc.	668,320	882
*	Molina Healthcare Inc.	4,709	852
*	Exelixis Inc.	22,132	828
*	Pediatrix Medical Group Inc.	47,901	824
*	Envista Holdings Corp.	38,728	820
	Teleflex Inc.	6,113	773
*	United Therapeutics Corp.	2,370	722
*	Enhabit Inc.	87,726	691
*	QuidelOrtho Corp.	23,498	674
*	Pacira BioSciences Inc.	25,206	672
*	Varex Imaging Corp.	57,153	660
*	Owens & Minor Inc.	133,492	654
*	Integra LifeSciences Holdings Corp.	41,754	632
	Cardinal Health Inc.	4,206	626
*	Solventum Corp.	7,768	568
*	Align Technology Inc.	3,761	534
*	Health Catalyst Inc.	133,613	453
	Baxter International Inc.	17,157	424
*	Enovis Corp.	13,317	412
*	Alkermes plc	13,679	396
*	Tactile Systems Technology Inc.	26,523	353
*	Myriad Genetics Inc.	48,216	307
*	Tandem Diabetes Care Inc.	21,265	266
*	Neogen Corp.	42,694	245
*	Fortrea Holdings Inc.	24,309	239
*	Orthofix Medical Inc.	15,656	235
*	Kura Oncology Inc.	29,167	230
*	Bioventus Inc. Class A	30,351	225
*	Vanda Pharmaceuticals Inc.	34,642	164
*	Omnicell Inc.	4,779	156

		Shares	Market Value ($000)
*	CareDx Inc.	11,322	155
			100,594
Industrials (11.9%)
	FedEx Corp.	26,317	6,081
	PACCAR Inc.	37,752	3,774
	CRH plc	25,488	2,879
	United Rentals Inc.	2,845	2,721
	Sensata Technologies Holding plc	67,463	2,195
	WESCO International Inc.	9,577	2,105
	Sonoco Products Co.	40,022	1,891
	United Parcel Service Inc. Class B (XNYS)	20,881	1,826
*	PayPal Holdings Inc.	24,623	1,728
*	Fiserv Inc.	11,953	1,652
	Sealed Air Corp.	44,294	1,438
	Teekay Tankers Ltd. Class A	27,755	1,365
	Kelly Services Inc. Class A	92,382	1,315
	General Dynamics Corp.	4,023	1,306
	MKS Inc.	12,635	1,306
*	BILL Holdings Inc.	28,096	1,304
	Knight-Swift Transportation Holdings Inc.	29,663	1,302
*	Resideo Technologies Inc.	37,562	1,279
*	Green Dot Corp. Class A	91,678	1,276
	Herc Holdings Inc.	9,739	1,274
*	AMN Healthcare Services Inc.	59,290	1,232
	Deluxe Corp.	62,136	1,222
	Emerson Electric Co.	9,059	1,196
	Hillenbrand Inc.	46,666	1,185
	Myers Industries Inc.	69,680	1,166
	Air Lease Corp.	18,978	1,143
	Brunswick Corp.	17,942	1,141
	Capital One Financial Corp.	4,989	1,134
	Greenbrier Cos. Inc.	23,201	1,082
	Matson Inc.	10,403	1,082
*	BlueLinx Holdings Inc.	12,877	1,064
	Costamare Inc.	89,443	1,023
	Dorian LPG Ltd.	29,926	957
	Quanex Building Products Corp.	43,807	932
	Regal Rexnord Corp.	6,206	927
	Teekay Corp. Ltd.	110,893	909
	Textron Inc.	11,210	899
*	Block Inc. (XNYS)	11,032	879
	Pitney Bowes Inc.	71,416	866
	Scorpio Tankers Inc.	17,118	863
	Vontier Corp.	20,080	862
	Boise Cascade Co.	9,790	852
	Stanley Black & Decker Inc.	11,455	851
	Atkore Inc.	14,580	848
	Safe Bulkers Inc.	196,694	836
*	Repay Holdings Corp.	140,149	830
*	O-I Glass Inc.	62,345	810
	Silgan Holdings Inc.	17,175	806
*	Titan International Inc.	89,598	790
	ADT Inc.	89,293	778
	Graphic Packaging Holding Co.	33,579	748
*	Masterbrand Inc.	56,037	712
*	Mohawk Industries Inc.	5,329	707
	CSX Corp.	20,642	671
	Global Payments Inc.	7,530	669
*	Builders FirstSource Inc.	4,753	659
	Accenture plc Class A	2,524	656
	Alight Inc. Class A	165,237	641
*	BrightView Holdings Inc.	42,864	617
	Wabash National Corp.	53,786	596
*	Cimpress plc	9,308	587
	Vestis Corp.	120,666	565
	Hyster-Yale Inc.	14,935	560
	Columbus McKinnon Corp.	36,454	546
*	ASGN Inc.	9,859	535
	PagSeguro Digital Ltd. Class A	59,436	532

		Shares	Market Value ($000)
	Genpact Ltd.	11,165	506
*	Upwork Inc.	32,596	502
	Resources Connection Inc.	92,040	470
*	StoneCo. Ltd. Class A	20,187	332
	Willis Lease Finance Corp.	2,161	321
	Flowserve Corp.	5,722	307
	ManpowerGroup Inc.	6,685	283
	Robert Half Inc.	6,761	252
	Oshkosh Corp.	1,792	250
*	Euronet Worldwide Inc.	2,433	227
*	JELD-WEN Holding Inc.	32,706	209
	Owens Corning	1,229	184
	Kennametal Inc.	8,336	179
	DuPont de Nemours Inc.	2,275	175
*	Manitowoc Co. Inc.	16,984	168
	DHT Holdings Inc.	12,707	149
	Smurfit WestRock plc	3,140	149
	AGCO Corp.	1,193	129
			83,975
Real Estate (0.2%)
*	Forestar Group Inc.	22,454	621
*	Cushman & Wakefield plc	37,084	585
			1,206
Technology (9.1%)
	Micron Technology Inc.	35,064	4,173
*	Arrow Electronics Inc.	24,736	3,125
	Alphabet Inc. Class C	12,999	2,776
	HP Inc.	96,071	2,742
*	Intel Corp.	106,526	2,594
	QUALCOMM Inc.	13,738	2,208
	Avnet Inc.	38,370	2,094
	Salesforce Inc.	7,944	2,036
*	Dropbox Inc. Class A	69,245	2,012
	International Business Machines Corp.	8,099	1,972
*	Workday Inc. Class A	6,811	1,572
*	UiPath Inc. Class A	138,734	1,543
	Applied Materials Inc.	9,590	1,542
*	Kyndryl Holdings Inc.	46,126	1,466
	Hewlett Packard Enterprise Co.	64,412	1,454
*	RingCentral Inc. Class A	46,029	1,404
*	DXC Technology Co.	94,259	1,362
*	Consensus Cloud Solutions Inc.	42,871	1,139
	Match Group Inc.	29,663	1,108
*	Ziff Davis Inc.	26,601	1,016
	Dell Technologies Inc. Class C	8,247	1,007
*	Akamai Technologies Inc.	12,576	995
*	NetScout Systems Inc.	39,751	989
*	Twilio Inc. Class A	8,526	900
*	ZoomInfo Technologies Inc.	82,210	896
*	Qorvo Inc.	9,399	853
*	Commerce.com Inc.	183,015	851
*	Insight Enterprises Inc.	6,444	839
*	ScanSource Inc.	18,631	813
*	Jamf Holding Corp.	85,472	797
	TD SYNNEX Corp.	5,141	761
*	Bumble Inc. Class A	121,686	751
*	Bandwidth Inc. Class A	49,158	737
*	IAC Inc.	19,663	720
*	Photronics Inc.	31,205	707
*	Digital Turbine Inc.	167,041	702
*	LiveRamp Holdings Inc.	25,148	702
*	Kimball Electronics Inc.	22,737	656
*	Synaptics Inc.	9,281	648
*	Five9 Inc.	22,349	602
	Alphabet Inc. Class A	2,753	586
*	Zoom Communications Inc.	7,185	585
	Amdocs Ltd.	6,833	585
	Methode Electronics Inc.	72,594	561
*	Adobe Inc.	1,504	536

		Shares	Market Value ($000)
*	Mitek Systems Inc.	51,609	525
	Amkor Technology Inc.	20,369	493
*	Eventbrite Inc. Class A	177,332	470
	Skyworks Solutions Inc.	6,243	468
*	Rapid7 Inc.	21,999	456
*	Teradata Corp.	21,577	453
*	Diebold Nixdorf Inc.	7,378	451
	Western Digital Corp.	5,296	426
*	Fastly Inc. Class A	47,053	358
	OneSpan Inc.	20,601	312
*	NerdWallet Inc. Class A	28,778	298
*	Ibotta Inc. Class A	9,323	251
	SS&C Technologies Holdings Inc.	2,619	232
*	Tenable Holdings Inc.	7,355	227
*	Yelp Inc.	5,369	170
	NetApp Inc.	1,419	160
*	Progress Software Corp.	3,169	147
*	Definitive Healthcare Corp.	34,335	138
*	Maplebear Inc.	3,051	132
			64,284
Telecommunications (3.5%)
	Verizon Communications Inc.	142,070	6,284
	Comcast Corp. Class A	160,147	5,440
	AT&T Inc.	148,142	4,339
	T-Mobile US Inc.	6,064	1,528
	Millicom International Cellular SA	25,344	1,224
*	CommScope Holding Co. Inc.	64,811	1,040
	Cisco Systems Inc.	11,696	808
*	8x8 Inc.	383,387	759
*	Aviat Networks Inc.	29,251	672
*	Xperi Inc.	98,445	591
*	ADTRAN Holdings Inc.	61,249	574
*	Viasat Inc.	14,927	483
*	Liberty Global Ltd. Class A	38,403	451
*	NETGEAR Inc.	5,500	149
			24,342
Total Common Stocks (Cost $650,677)			700,683
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[1]	Vanguard Market Liquidity Fund, 4.362% (Cost $1,080)	10,805	1,080
Total Investments (99.9%) (Cost $651,757)			701,763
Other Assets and Liabilities—Net (0.1%)			872
Net Assets (100%)			702,635
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2025	3	971	1
Micro E-mini S&P 500 Index	September 2025	20	647	20
				21
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2025, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.